[Investors Bank & Trust Company Letterhead]

May 10, 1998



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Touchstone Variable Series Trust
        1933 Act File No. 33-76566
        1940 Act File No. 811-8416

Ladies and Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Touchstone Variable Series Trust (the "Trust") certifies that the form of the Trust's Prospectus and Statement of Additional Information both dated
May 1, 1999, that would have been filed pursuant to paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Trust's most recent registration statement as filed by direct electronic transmission EDGAR) on April 30, 1999.

        Any questions regarding this filing should be directed to the undersigned at (617) 330-6335 or to Laurie Grossman at (617) 330-6541.



                                              Very Truly yours,

                                              /s/ Andrew S. Josef
                                              Andrew S. Josef, Esq.

Enclosures


cc:     David Dennison
        Karen McLaughlin